                         LAUDUS VARIABLE INSURANCE TRUST
                                  (THE "TRUST")

                LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 14, 2005
               TO THE CLASS 2 SHARES PROSPECTUS DATED MAY 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

CHANGES TO THE FUND'S SERVICE PROVIDERS
At a meeting held on September 19, 2005, the Fund's Board of Directors approved changes to certain of the Fund's service providers. State Street Bank and Trust Company will serve as the Fund's new administrator, distributor and fund accountant. Boston Financial Data Services, Inc. will serve as the Fund's new transfer agent. The Prospectus is hereby amended and supplemented to reflect these changes.

Accordingly, on the cover page of the Prospectus and in the section entitled "FOR MORE INFORMATION ABOUT THE FUND", the Trust's address and telephone number are hereby deleted and replaced with the following:

      Laudus Variable Insurance Trust
      P.O. Box 8032
      Boston, Massachusetts  02266
      1-888-517-9900

In addition, the "Distributor" section under "PURCHASING FUND SHARES" is hereby deleted and replaced with the following:

      DISTRIBUTOR

      Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, ALPS Distributors, Inc. (the "Distributor"). The Distributor's principal offices are located at 1625 Broadway, Suite 2200, Denver, Colorado 80202.

      Class 2 Shares of the Trust are subject to an annual distribution and shareholder service fee (a "Distribution and Shareholder Service Fee") of up to 0.25% of the Fund's average daily net assets attributable thereto in accordance with a distributor and shareholder service plan (a "Distributor and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. The Distribution and Shareholder Service Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class 2 Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class 2 Shares of the Fund. The Distribution and Shareholder Service Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services. Any amount not reallowed to financial intermediaries will be waived or reimbursed to the Fund.

      Expenses and services for which the Distributor or insurance company may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor (or of participating or introducing brokers who engage in distribution of the Class 2 Shares), printing of Prospectuses and reports for other than existing Class 2 shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. The Distribution and Shareholder Service Plan is a "compensation" plan. This means that, although the Trustees expect to take into account the expenses of the Distributor or insurance company in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor or insurance company for services rendered even if the amount paid exceeds the Distributor's or insurance company's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Adviser may pay certain insurance companies for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the Adviser may pay certain insurance companies for providing distribution, marketing or promotional services. The payments described by this paragraph are not paid by the Fund or its shareholders and may be substantial.

Lastly, in the section entitled "FOR MORE INFORMATION ABOUT THE FUND", the information provided for the Fund's administrator and transfer and dividend paying agent is hereby deleted and replaced with the following:

      ADMINISTRATOR:
      State Street Bank and Trust Company
      State Street Financial Center
      1 Lincoln Street
      Boston, MA  02266

      TRANSFER AND DIVIDEND PAYING AGENT:
      Boston Financial Data Services, Inc.
      P.O. Box 8032
      Boston, MA  02266

CLARIFICATION OF THE TRUST'S POLICY ON THE REDEMPTION OF FUND SHARES
In order to clarify the Trust's policy regarding redemption of Fund shares, the third and final paragraph under the section entitled "REDEEMING FUND SHARES" is hereby deleted and replaced with the following:

      The Trust reserves the right to delay settlement for redemptions received in good order for up to seven days. The Trust may suspend the right of redemption and may postpone payment for a reasonable period when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the NYSE is restricted or during an emergency declared by the SEC which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                            -------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         LAUDUS VARIABLE INSURANCE TRUST
                                  (THE "TRUST")

                LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 14, 2005
      TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES TO THE FUND'S SERVICE PROVIDERS
At a meeting held on September 19, 2005, the Fund's Board of Directors approved changes to certain of the Fund's service providers. State Street Bank and Trust Company will serve as the Fund's new administrator, distributor and fund accountant. Boston Financial Data Services, Inc. will serve as the Fund's new transfer agent. The SAI is hereby amended and supplemented to reflect these changes.

Accordingly, on the cover page of the SAI, the Trust's address is hereby deleted and replaced with the following:

      P.O. Box 8032
      Boston, Massachusetts 02266

In the section entitled "MANAGEMENT OF THE FUND", the mailing address provided for the Trustees and officers of the Trust is hereby deleted and replaced with the following:

      101 Montgomery Street
      San Francisco, CA 94104

In the "Laudus Variable Insurance Trust" sub-section under the section entitled "MANAGEMENT OF THE FUND" the table providing information about the officers of the Trust is hereby deleted and replaced with the following:

 NAME, ADDRESS* AND AGE OF
OFFICER; (TERM OF OFFICE**                                                          PRINCIPAL OCCUPATION DURING
 AND LENGTH OF TIME SERVED)      POSITION WITH THE TRUST                                  PAST FIVE YEARS
 --------------------------      -----------------------                                  ---------------
Jana Thompson, 45                President and Chief           Senior Vice President, Charles Schwab & Co., Inc. and CSIM, February
(1/04-present)                   Executive Officer             2004 to present; Vice President, Charles Schwab & Co., Inc., 2000 to
                                                               February 2004; Managing Director, High-Yield Sales, Fleet
                                                               Securities, Inc., 1998 to 1999.

Randall Fillmore, 44             Chief Compliance Officer      Senior Vice President, Institutional Compliance and Chief Compliance
(9/04-present)                                                 Officer, CSIM, September 2004 to present; Vice President, Charles
                                                               Schwab & Co., Inc., and CSIM, 2002 to 2003; Vice President of
                                                               Internal Audit, Charles Schwab & Co., Inc., 2000 to 2002. Prior to
                                                               2000, with PricewaterhouseCoopers.

 NAME, ADDRESS* AND AGE OF
OFFICER; (TERM OF OFFICE**                                                          PRINCIPAL OCCUPATION DURING
 AND LENGTH OF TIME SERVED)      POSITION WITH THE TRUST                                  PAST FIVE YEARS
 --------------------------      -----------------------                                  ---------------
Jeffrey Mortimer, 41             Vice President and Chief      Senior Vice President and Chief Investment Officer, equities, CSIM,
(6/04-present)                   Investment Officer            May 2004 to present; Vice President, CSIM, 1999 to May 2004.

Michael Haydel, 33               Vice President                Vice President, Asset Management Client Services, Charles Schwab &
(6/05-present)                                                 Co., Inc. since March 2004; Director, Charles Schwab & Co., Inc.,
                                                               1997 to March 2004.

Bill Thomas, 42                  Vice President                Senior Vice President, Charles Schwab & Co., Inc., Asset Management
(6/04-present)                                                 Products and Services and Fund Administration, May 2000 to present;
                                                               Managing Director, Scudder Kemper Investments, 1997 to 2000.

Alice Schulman, 54               Clerk                         Vice President & Assistant Secretary, CSIM, 2003 to present;
(1/04-present)                                                 Assistant Secretary, The Charles Schwab Bank, N.A., 2003 to present;
                                                               Assistant Secretary, SchwabFunds, 2000 to present; Director, Project
                                                               Management, CSIM, 2000 to 2003; Consultant, 1998 to 2000.

Alison Baur, 40                  Chief Legal Officer           Vice President, Charles Schwab & Co., Inc. since June 1999;
(1/04-present)                                                 Associate General Counsel, Charles Schwab & Co., Inc. since 2003;
                                                               Senior Corporate Counsel, Charles Schwab & Co., Inc., 1999 to 2003;
                                                               Chief Legal Officer & Secretary, Excelsior Funds, 2001 to 2004;
                                                               Chief Legal Officer, Excelsior Directional Hedge Fund and Excelsior
                                                               Private Equity Funds, 2001 to 2004.

Daniel Kern, 44                  Chief Financial Officer &     Vice President of Operations, Investment Management, CSIM, December
(3/05-present)                   Treasurer                     2004 to present; Vice President, Internal Audit, Charles Schwab
                                                               Corporation, January 2003 to December 2004. Prior to January 2003,
                                                               Managing Director and Principal, Montgomery Asset Management.

In addition, the last paragraph of the "Laudus Variable Insurance Trust" sub-section under the section entitled "MANAGEMENT OF THE FUND" is hereby deleted.

The "Administrative Services" sub-section under the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" is hereby deleted and replaced with the following:

            Administrative Services. The Trust has entered into a Fund Administration Agreement with State Street Bank & Trust Company (in such capacity, the "Administrator") pursuant to which the Administrator provides certain administrative services necessary for the Fund's operations including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the Securities and Exchange Commission ("SEC") and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, the Administrator is entitled to receive $1,000 per annum, as well as a fee, payable monthly, based on the average daily net assets of the Trust aggregated with the average daily net assets of each of the other portfolios for which CSIM serves as investment adviser and State Street serves as administrator.* The Administration fees are calculated as follows:

           AVERAGE DAILY NET ASSETS              FEE
           ------------------------              ---
           First $100 billion                    0.11 bp
           Next $60 billion                      0.07 bp
           Thereafter                            0.05 bp

      *In addition to the Trust, CSIM currently serves as investment adviser of the Laudus Trust, Schwab Investments, the Charles Schwab Family of Funds, the Schwab Annuity Portfolios, and the Schwab Capital Trust.

            Prior to October 3, 2005, BISYS Fund Services Ohio, Inc. ("BISYS") served as administrator to the Fund. For the fiscal year ended December 31, 2004, BISYS received $7,604 in administration fees. From the commencement of its operations on May 1, 2003 to December 31, 2003, BISYS did not receive any administration fees due to the average daily net asset size of the Trust.

            Effective October 3, 2005, the Trust has also entered into a Fund Accounting Agreement with State Street Bank and Trust Company (in such capacity, the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Fund's operations. For these services, the Fund Accountant is entitled to receive $29,000 per annum. In addition, the Fund Accountant shall be entitled to a fee based on the average daily assets of the Trust (the "Asset-Based Fee"). In calculating the Asset-Based Fee payable by the Trust, the assets of the Trust are aggregated with the average daily net assets of each of the portfolios for which CSIM serves as investment advisor and State Street serves as fund accountant. The Asset-Based Fee will be calculated as follows:

           AVERAGE DAILY NET ASSETS              FEE
           ------------------------              ---
           First $100 billion                    0.25 bp
           Next $60 billion                      0.18 bp
           Thereafter                            0.13 bp

      In addition, the Fund Accountant will be entitled to a per security fee based on the monthly holdings of the Fund equal to $2 for equity securities and $8 for fixed income securities. This fee could be quite substantial.

      Prior to October 3, 2005, the Fund's fund accountant was BISYS. For these services, BISYS was entitled to receive $40,000 per annum.

There are no changes to the information regarding the fees paid to BISYS Fund Services Ohio, Inc., the Fund's former administrator and fund accountant.

The first paragraph of the "Distributor And Distribution And Shareholder Service Plan" sub-section under the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" is hereby deleted and replaced with the following:

            As stated in the Prospectuses under the heading "Purchasing Fund Shares - Distributor," effective October 3, 2005, Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, ALPS Distributors, Inc. (the "Distributor"). The Distributor's principal offices are located at 1625 Broadway, Suite 2200, Denver, Colorado 80202. Under the distributor's contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares.

In addition, the last paragraph of the "Distributor And Distribution And Shareholder Service Plan" sub-section under the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" is hereby deleted and replaced with the following:

            Prior to October 3, 2005, BISYS Fund Services Ohio, Inc. ("BISYS") served as distributor to the Fund. For the fiscal year ended December 31, 2004 and the period from the commencement of its operations (May 1, 2003) through December 31, 2003, the Fund paid BISYS $76,630 and $14,706 in fees, respectively. BISYS did not retain these fees, but, instead passed them on as compensation to the insurance companies.

The paragraph in the sub-section "Transfer and Dividend-Paying Agent" under the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" is hereby deleted and replaced with the following:

            The Trust's transfer and dividend-paying agent is Boston Financial Data Services, Inc., P.O. Box 8032, Boston, Massachusetts 02266.

The second paragraph in the sub-section "Proxy Voting" under the section "DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES" is hereby deleted and replaced with the following:

            Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written submissions to the Trust at P. O. Box 8032, Boston, Massachusetts 02266. Proposals must be received a reasonable time in advance of a proxy solicitation to be included. Submission of a proposal does not guarantee inclusion in a proxy statement because proposals must comply with certain federal securities regulations.

The fifth paragraph under the section entitled "DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION" is hereby deleted and replaced with the following:

         The names of those persons to whom the Fund selectively discloses portfolio holdings information will be disclosed in this Statement of Additional Information. State Street, CTC, Bear Stearns and Institutional Shareholder Services, as service providers to the Fund, are currently receiving this information on a daily basis.

Lastly, the first paragraph under the section "FINANCIAL STATEMENTS" is hereby deleted and replaced with the following:

            The Report of the Independent Registered Public Accounting Firm and financial statements of the Fund in the Trust's Annual Report for the period ended December 31, 2004 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing to Laudus Variable Insurance Trust, P. O. Box 8032, Boston, Massachusetts 02266 or telephoning 1-888-517-9900.

                            -------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE